Income Taxes (Details) - Schedule of unused tax losses and unused tax credits - DeepGreen Metals Inc. [Member] - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Non-capital losses [Member]
Income Taxes (Details) - Schedule of unused tax losses and unused tax credits [Line Items]
Unused tax losses and unused tax credits	$ 45,312,941	$ 21,081,632
Expiry Date Range	See below
Capital losses [Member]
Income Taxes (Details) - Schedule of unused tax losses and unused tax credits [Line Items]
Unused tax losses and unused tax credits	$ 519,720	509,463
Expiry Date Range	Not applicable
Equipment [Member]
Income Taxes (Details) - Schedule of unused tax losses and unused tax credits [Line Items]
Unused tax losses and unused tax credits	$ 18,895	17,412
Expiry Date Range	Not applicable
Share issuance costs [Member]
Income Taxes (Details) - Schedule of unused tax losses and unused tax credits [Line Items]
Unused tax losses and unused tax credits	$ 275,949	$ 477,522
Expiry Date Range	2021 to 2024